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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [_]; Amendment Number: ______

      This Amendment (Check only one.): [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Prides Capital Partners, L.L.C.
                  ----------------------------------------------------
Address:          200 High Street; Suite 700
                  ----------------------------------------------------
                  Boston, MA 02110
                  ----------------------------------------------------

Form 13F File Number: 28- _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Murray A. Indick
Title:          Managing Member
Phone:          617.778.9200

Signature, Place, and Date of Signing:

/s/ Murray A. Indick           Boston, MA            February 13, 2006
    [Signature]               [City, State]               [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -----------
Form 13F Information Table Entry Total: 24
                                        -----------
Form 13F Information Table Value Total: $299,320
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number                  Name
____        28-__________________________         ___________________________

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                            Value   Shares/  SHR or PRN PUT/ Investment  Other         Voting   Authority
Name of Issuer   Title of Class    Cusip   (X1000)  PRN AMT  AMT SH/PRN CALL Discretion Managers Sole  Shared     None
--------------  ---------------- --------- ------- --------- ---------- ---- ---------- -------- ---- --------- ---------
A D A M INC....              COM 00088U108  1,360    168,789     SH            SHARED                   168,789
AMERITRANS
  CAP CORP.....              COM 03073H108  1,550    265,000     SH            SHARED                   265,000
ARK
  RESTAURANTS
  CORP.........              COM 040712101 14,575    515,233     SH            SHARED                   515,233
BISYS GROUP
  INC..........              COM 055472104 16,812  1,200,000     SH            SHARED                 1,200,000
CONSOLIDATED
  MERCANTILE
  INC..........              COM 20950N107  1,032    430,283     SH            SHARED                   430,283
DARLING
  INTERNATIONAL
  INC..........              COM 237266101 23,400  5,894,208     SH            SHARED                 5,894,208
DECORATOR
  INDUSTRIES
  INC NEW...... COM PAR $   0.20 243631207  1,624    201,800     SH            SHARED                   201,800
DIAMOND FOODS
  INC..........              COM 252603105 18,069    914,000     SH            SHARED                   914,000
EMBREX INC.....              COM 290817105  5,498    396,749     SH            SHARED                   396,749
FINLAY
  ENTERPRISES
  INC..........          COM NEW 317884203  8,631    881,703     SH            SHARED                   881,703
GYMBOREE
  CORP.........              COM 403777105 18,971    810,753     SH            SHARED                   810,753
HANGER
  ORTHOPEDIC
  GROUP INC....          COM NEW 41043F208 12,325  2,158,500     SH            SHARED                 2,158,500
HAWK CORP......              CLA 420089104  3,765    256,700     SH            SHARED                   256,700
HEALTHTRONICS
  INC..........              COM 42222L107 39,323  5,140,308     SH            SHARED                 5,140,308
KONA GRILL
  INC..........              COM 50047H201    762     89,650     SH            SHARED                    89,650
MATERIAL
  SCIENCES
  CORP.........              COM 576674105 10,316    731,700     SH            SHARED                   731,700
MOD-PAC
  CORP.........              COM 607495108  1,902    169,300     SH            SHARED                   169,300
PEGASUS
  SOLUTIONS
  INC..........              COM 705906105 18,536  2,066,445     SH            SHARED                 2,066,445
PHOTOMEDEX
  INC..........              COM 719358103  4,400  2,558,607     SH            SHARED                 2,558,607
POLYAIR INTER
  PACK INC.....              COM 731912101  3,482  1,460,902     SH            SHARED                 1,460,902
QC HOLDINGS
  INC..........              COM 74729T101 23,608  2,047,607     SH            SHARED                 2,047,607
TRUMP
  ENTERTAINMENT
  RESORTS......              COM 89816T103 39,871  2,280,689     SH            SHARED                 2,280,689
UFP
  TECHNOLOGIES
  INC..........              COM 902673102    570    240,798     SH            SHARED                   240,798
WASTE SERVICES
  INC..........              COM 941075103 28,938  8,690,230     SH            SHARED                 8,690,230